Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2011
Condensed Consolidating Financial Information [Abstract]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
On March 10, 2011, we issued $550.0 million of 7.75% Senior Notes due April 1, 2019 (the “Original 2019 Notes”). The Original 2019 Notes were sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). In connection with the sale of the Original 2019 Notes, MEMC entered into a Registration Rights Agreement with the initial purchasers of the Original 2019 Notes, pursuant to which MEMC and the Subsidiary Guarantors (as defined below) agreed to file a registration statement with respect to an offer to exchange the Original 2019 Notes for a new issue of substantially identical notes registered under the Securities Act (the “Exchange 2019 Notes” and together with the Original 2019 Notes, the “2019 Notes”). The 2019 Notes are fully and unconditionally guaranteed on a joint and several senior unsecured basis by certain wholly owned domestic subsidiaries of MEMC (the “Subsidiary Guarantors”).
The following condensed consolidating financial information, which has been prepared in accordance with the requirements for presentation of Rule 3-10(d) of Regulation S-X promulgated under the Securities Act, presents the condensed consolidating financial information separately for:

i.	MEMC, as the issuer of the 2019 Notes;

ii.	The Subsidiary Guarantors, on a combined basis;

iii.	MEMC's other subsidiaries, on a combined basis, which are not guarantors of the 2019 Notes (the “Subsidiary Non-Guarantors”);

iv.
Consolidating entries and eliminations representing adjustments to (a) eliminate intercompany transactions between or among MEMC, the Subsidiary Guarantors and the Subsidiary Non-Guarantors, (b) eliminate the investments in the MEMC's subsidiaries and (c) record consolidating entries; and

v.	MEMC and its subsidiaries on a consolidated basis.

Condensed Consolidating Statement of Operations
For the Year Ended December 31, 2011
(In millions)

	MEMC, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Net sales	$872.7	$971.9	$3,692.8	$(2,821.9)	$2,715.5
Cost of goods sold	914.2	884.5	3,312.0	(2,690.1)	2,420.6
Gross margin	(41.5)	87.4	380.8	(131.8)	294.9
Operating expenses:
Marketing and administration	138.3	78.8	135.7	—	352.8
Research and development	60.9	10.7	15.9	—	87.5
Goodwill impairment charges	—	430.8	9.7	—	440.5
Restructuring charges	8.2	6.7	335.8	—	350.7
Long-lived asset impairment charges	19.4	42.8	305.7	—	367.9
Insurance recovery	—	—	(4.0)	—	(4.0)
Operating (loss) income	(268.3)	(482.4)	(418.0)	(131.8)	(1,300.5)
Non-operating (income) expense:
Interest expense	35.4	7.7	34.1	—	77.2
Interest income	(0.3)	(0.4)	(3.8)	—	(4.5)
Decline in fair value of warrant	—	—	4.8	—	4.8
Other, net	(142.3)	(2.4)	124.2	26.6	6.1
Total non-operating (income) expense	(107.2)	4.9	159.3	26.6	83.6
Loss before income taxes, investment in subsidiary loss and equity in earnings (loss) of joint ventures	(161.1)	(487.3)	(577.3)	(158.4)	(1,384.1)
Income tax (benefit) expense	16.3	31.0	29.5	(3.7)	73.1
Loss before investment in subsidiary loss and equity in earnings (loss) of joint ventures	(177.4)	(518.3)	(606.8)	(154.7)	(1,457.2)
Investment in subsidiary loss	(1,358.6)	(1,046.2)	—	2,404.8	—
Equity in earnings (loss) of joint ventures, net of tax	—	0.2	(63.0)	—	(62.8)
Net loss	(1,536.0)	(1,564.3)	(669.8)	2,250.1	(1,520.0)
Net income attributable to noncontrolling interests	—	(0.5)	(15.5)	—	(16.0)
Net loss attributable to MEMC stockholders	$(1,536.0)	$(1,564.8)	$(685.3)	$2,250.1	$(1,536.0)

Condensed Consolidating Statement of Operations
For the Year Ended December 31, 2010
(In millions)

	MEMC, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Net sales	$829.1	$468.3	$2,478.5	$(1,536.7)	$2,239.2
Cost of goods sold	823.3	457.3	2,158.7	(1,537.2)	1,902.1
Gross profit	5.8	11.0	319.8	0.5	337.1
Operating expenses:
Marketing and administration	122.0	61.2	83.8	—	267.0
Research and development	38.5	6.6	10.5	—	55.6
Restructuring charges	5.3	—	—	—	5.3
Insurance recovery	—	(11.9)	—	—	(11.9)
Operating (loss) income	(160.0)	(44.9)	225.5	0.5	21.1
Non-operating (income) expense:
Interest expense	(1.7)	3.2	30.9	(3.4)	29.0
Interest income	(0.2)	(2.7)	(6.0)	3.4	(5.5)
Decline in fair value of warrant	—	—	14.0	—	14.0
Other, net	(44.5)	1.2	23.4	16.0	(3.9)
Total non-operating (income) expense	(46.4)	1.7	62.3	16.0	33.6
(Loss) income before income taxes, investment in subsidiary earnings (loss) and equity in (loss) earnings of joint ventures	(113.6)	(46.6)	163.2	(15.5)	(12.5)
Income tax (benefit) expense	(64.6)	(17.9)	30.8	(1.6)	(53.3)
(Loss) income before investment in subsidiary earnings (loss) and equity in (loss) earnings of joint ventures	(49.0)	(28.7)	132.4	(13.9)	40.8
Investment in subsidiary earnings (loss)	84.9	(14.2)	—	(70.7)	—
Equity in (loss) earnings of joint ventures, net of tax	(1.5)	—	8.7	—	7.2
Net income (loss)	34.4	(42.9)	141.1	(84.6)	48.0
Net loss (income) attributable to noncontrolling interests	—	0.3	(13.9)	—	(13.6)
Net income (loss) attributable to MEMC stockholders	$34.4	$(42.6)	$127.2	$(84.6)	$34.4

Condensed Consolidating Statement of Operations
For the Year Ended December 31, 2009
(In millions)

	MEMC, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Net sales	$494.4	$312.8	$1,367.6	$(1,011.2)	$1,163.6
Cost of goods sold	571.1	282.6	1,182.9	(1,001.1)	1,035.5
Gross profit	(76.7)	30.2	184.7	(10.1)	128.1
Operating expenses:
Marketing and administration	103.9	9.7	48.3	—	161.9
Research and development	31.0	1.6	7.8	—	40.4
Restructuring charges	18.1	—	10.3	—	28.4
Long-lived asset impairment charges	24.6	—	—	—	24.6
Operating (loss) income	(254.3)	18.9	118.3	(10.1)	(127.2)
Non-operating (income) expense:
Interest expense	(4.0)	0.1	8.3	(0.4)	4.0
Interest income	(2.7)	(0.4)	(23.8)	0.4	(26.5)
Increase in fair value of warrant	—	—	(5.4)	—	(5.4)
Other, net	(63.6)	—	54.4	10.1	0.9
Total non-operating (income) expense	(70.3)	(0.3)	33.5	10.1	(27.0)
(Loss) income before income taxes, investment in subsidiary earnings and equity in loss of joint ventures	(184.0)	19.2	84.8	(20.2)	(100.2)
Income tax (benefit) expense	(26.9)	(10.6)	1.4	(6.1)	(42.2)
(Loss) income before investment in subsidiary earnings and equity in loss of joint ventures	(157.1)	29.8	83.4	(14.1)	(58.0)
Investment in subsidiary earnings	91.8	69.3	—	(161.1)	—
Equity in loss of joint ventures, net of tax	(3.0)	—	(8.8)	—	(11.8)
Net (loss) income	(68.3)	99.1	74.6	(175.2)	(69.8)
Net loss attributable to noncontrolling interests	—	0.1	1.4	—	1.5
Net (loss) income attributable to MEMC stockholders	$(68.3)	$99.2	$76.0	$(175.2)	$(68.3)

Condensed Consolidating Balance Sheet
December 31, 2011
(In millions)

	MEMC, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
ASSETS
Current assets:
Cash and cash equivalents	$228.9	$58.3	$298.6	$—	$585.8
Restricted cash	—	—	125.2	—	125.2
Accounts receivable, net	65.3	42.5	95.1	—	202.9
Inventories	33.8	68.5	271.0	(51.5)	321.8
Solar energy systems held for development and sale	—	4.1	373.0	(4.1)	373.0
Prepaid and other current assets	34.6	36.9	205.7	—	277.2
Total current assets	362.6	210.3	1,368.6	(55.6)	1,885.9
Investments	3.3	24.4	26.8	—	54.5
Investments in subsidiaries	269.8	(51.6)	—	(218.2)	—
Property, plant and equipment, net:
Non-solar energy systems	72.3	315.5	916.4	(50.5)	1,253.7
Solar energy systems	—	1.6	1,098.9	38.9	1,139.4
Deferred tax assets, net	36.3	(20.4)	28.9	—	44.8
Restricted cash	—	0.2	37.3	—	37.5
Other assets	24.7	45.9	246.0	—	316.6
Goodwill	—	—	—	—	—
Intangible assets, net	—	145.2	4.0	—	149.2
Total assets	$769.0	$671.1	$3,726.9	$(285.4)	$4,881.6

Condensed Consolidating Balance Sheet
December 31, 2011
(In millions)

	MEMC, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Current portion of long-term debt and capital lease obligations	$—	$—	$3.7	$—	$3.7
Short-term solar energy system debt and current portion of solar energy system debt, financings and capital leaseback obligations	—	0.3	143.9	—	144.2
Accounts payable	20.0	82.0	592.6	—	694.6
Accrued liabilities	(9.6)	104.6	314.0	—	409.0
Deferred revenue for solar energy systems	—	12.0	29.4	—	41.4
Contingent consideration related to acquisitions	—	71.6	—	—	71.6
Customer and other deposits	30.1	0.4	41.9	—	72.4
Intercompany (receivable) payable and short term notes	(605.7)	619.9	(14.2)	—	—
Total current liabilities	(565.2)	890.8	1,111.3	—	1,436.9
Long-term debt and capital lease obligations, less current portion	550.0	—	17.7	—	567.7
Long-term solar energy system debt, financings and capital leaseback obligations, less current portion	—	2.3	1,208.9	—	1,211.2
Pension and post-employment liabilities	40.5	—	28.9	—	69.4
Customer and other deposits	82.0	—	194.8	—	276.8
Deferred revenue for solar energy systems	—	27.0	130.4	—	157.4
Non-solar energy system deferred revenue	—	—	51.2	—	51.2
Long-term intercompany note (receivable) payable	(127.1)	(16.4)	143.5	—	—
Other liabilities	50.9	23.4	251.8	—	326.1
Total liabilities	31.1	927.1	3,138.5	—	4,096.7
Total MEMC stockholders’ equity	737.9	(256.6)	542.0	(285.4)	737.9
Noncontrolling interests	—	0.6	46.4	—	47.0
Total stockholders’ equity	737.9	(256.0)	588.4	(285.4)	784.9
Total liabilities and stockholders’ equity	$769.0	$671.1	$3,726.9	$(285.4)	$4,881.6

Condensed Consolidating Balance Sheet
December 31, 2010
(In millions)

	MEMC, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
ASSETS
Current assets:
Cash and cash equivalents	$15.5	$7.2	$684.6	$—	$707.3
Restricted cash	10.7	0.5	32.6	—	43.8
Accounts receivable, net	87.5	8.0	200.5	—	296.0
Inventories	33.3	59.0	163.2	(40.9)	214.6
Solar energy systems held for development and sale	—	8.6	235.8	(6.9)	237.5
Prepaid and other current assets	35.7	26.6	175.8	—	238.1
Total current assets	182.7	109.9	1,492.5	(47.8)	1,737.3
Investments	2.3	15.4	95.0	(2.4)	110.3
Investments in subsidiaries	1,758.8	911.5	—	(2,670.3)	—
Property, plant and equipment, net:
Non-solar energy systems	78.5	328.7	1,083.4	(24.7)	1,465.9
Solar energy systems	—	4.2	511.9	51.5	567.6
Deferred tax assets, net	138.1	(27.7)	28.9	—	139.3
Restricted cash	—	0.2	18.5	—	18.7
Other assets	25.2	19.9	132.5	—	177.6
Goodwill	—	342.7	—	—	342.7
Intangible assets, net	—	52.5	—	—	52.5
Total assets	$2,185.6	$1,757.3	$3,362.7	$(2,693.7)	$4,611.9

Condensed Consolidating Balance Sheet
December 31, 2010
(In millions)

	MEMC, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Current portion of long-term debt and capital lease obligations	$—	$2.8	$3.6	$—	$6.4
Short-term solar energy system debt and current portion of solar energy system debt, financings and capital leaseback obligations	—	0.3	65.4	—	65.7
Accounts payable	20.9	115.9	608.7	—	745.5
Accrued liabilities	71.5	34.6	152.3	—	258.4
Contingent consideration related to acquisitions	—	106.4	—	—	106.4
Deferred revenue for solar energy systems	—	—	8.8	—	8.8
Customer and other deposits	0.1	0.6	92.2	—	92.9
Intercompany (receivable) payable and short-term notes	(93.9)	131.9	(38.0)	—	—
Total current liabilities	(1.4)	392.5	893.0	—	1,284.1
Long-term debt and capital lease obligations, less current portion	—	—	20.5	—	20.5
Long-term solar energy system debt, financings and capital leaseback obligations, less current portion	—	3.9	586.2	—	590.1
Pension and post-employment liabilities	28.6	—	25.5	—	54.1
Customer and other deposits	—	—	116.2	—	116.2
Deferred revenue for solar energy systems	—	0.7	74.3	—	75.0
Non-solar energy system deferred revenue	—	—	115.2	—	115.2
Long-term intercompany note (receivable) payable	(125.2)	(23.6)	148.8	—	—
Other liabilities	31.9	2.8	26.4	—	61.1
Total liabilities	(66.1)	376.3	2,006.1	—	2,316.3
Total MEMC stockholders’ equity	2,251.7	1,381.0	1,312.7	(2,693.7)	2,251.7
Noncontrolling interests	—	—	43.9	—	43.9
Total stockholders’ equity	2,251.7	1,381.0	1,356.6	(2,693.7)	2,295.6
Total liabilities and stockholders’ equity	$2,185.6	$1,757.3	$3,362.7	$(2,693.7)	$4,611.9

Condensed Consolidating Statement of Cash Flows
For the Year Ended December 31, 2011
(In millions)

	MEMC, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$(216.5)	$66.3	$193.0	$(58.1)	$(15.3)
Cash flows from investing activities:
Capital expenditures	(24.1)	(56.4)	(372.0)	—	(452.5)
Construction of solar energy systems		—	(627.5)	29.4	(598.1)
Purchases of cost and equity method investments	(1.1)	(5.0)	(44.3)	—	(50.4)
Proceeds from return of equity method investments	82.0	13.7	—	—	95.7
Change in restricted cash	—	0.5	(124.3)	—	(123.8)
Payments to vendors for refundable deposits on long-term agreements	—	(14.4)	(0.1)	—	(14.5)
Proceeds from sale of property, plant and equipment	—	—	43.9	—	43.9
Cash payments for acquisition, net of cash acquired	—	(160.1)	(3.9)	—	(164.0)
Dividends to and investments in subsidiaries	82.9	2.8	(85.7)	—	—
Other	5.7	(0.1)	(33.5)	28.7	0.8
Net cash provided by (used in) investing activities	145.4	(219.0)	(1,247.4)	58.1	(1,262.9)
Cash flows from financing activities:
Proceeds from Senior notes issuance	550.0	—	—	—	550.0
Cash paid for SunEdison acquisition contingent consideration	—	(50.2)	—	—	(50.2)
Proceeds from solar energy system financing and capital lease obligations	—	0.5	1,070.7	—	1,071.2
Repayments of solar energy system financing and capital lease obligations	—	(1.8)	(264.7)	—	(266.5)
Net repayments of customer deposits related to long-term supply agreements	—	(1.8)	(55.9)	—	(57.7)
Principal payments on long-term debt	—	—	(3.7)	—	(3.7)
Common stock repurchases	(3.6)	—	—	—	(3.6)
Purchases of and dividends to noncontrolling interest	—	—	(49.0)	—	(49.0)
(Repayment of) collection of intercompany debt	(243.7)	257.2	(13.5)	—	—
Debt financing fees	(18.0)	—	(21.8)	—	(39.8)
Net cash provided by financing activities	284.7	203.9	662.1	—	1,150.7
Effect of exchange rate changes on cash and cash equivalents	(0.2)	(0.1)	6.3	—	6.0
Net increase (decrease) in cash and cash equivalents	213.4	51.1	(386.0)	—	(121.5)
Cash and cash equivalents at beginning of period	15.5	7.2	684.6	—	707.3
Cash and cash equivalents at end of period	$228.9	$58.3	$298.6	$—	$585.8

Condensed Consolidating Statement of Cash Flows
For the Year Ended December 31, 2010
(In millions)

	MEMC, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$(128.4)	$65.0	$318.5	$92.5	$347.6
Cash flows from investing activities:
Capital expenditures	(25.1)	(45.7)	(281.2)	—	(352.0)
Construction of solar energy systems	—	(1.4)	(171.9)	(106.8)	(280.1)
Proceeds from sale and maturities of investments	—	—	185.0	—	185.0
Purchases of cost and equity method investments	—	(10.4)	(8.4)	—	(18.8)
Proceeds from return of equity method investments	85.3	—	—	—	85.3
Change in restricted cash	—	0.3	(2.1)	—	(1.8)
Payments to vendors for refundable deposits on long-term agreements and loans	—	—	(85.0)	—	(85.0)
Cash payments for acquisition, net of cash acquired	(75.7)	2.2	—	—	(73.5)
Equity infusions or investments in subsidiaries	(30.2)	1.8	28.4	—	—
Other	30.7	2.9	(28.8)	14.3	19.1
Net cash (used in) provided by investing activities	(15.0)	(50.3)	(364.0)	(92.5)	(521.8)

Cash flows from financing activities:
Proceeds from solar energy system financing and capital lease obligations	—	1.8	362.6	—	364.4
Repayments of solar energy system financing and capital lease obligations	—	(1.9)	(59.2)	—	(61.1)
Net repayments of customer deposits related to long-term supply agreements	—	(0.4)	(30.9)	—	(31.3)
Collections on (repayment of) intercompany debt	55.9	(55.9)	—	—	—
Principal payments on long-term debt	—	—	(4.8)	—	(4.8)
Purchases of and dividends to noncontrolling interest	—	(0.8)	(7.5)	—	(8.3)
Common stock repurchases	(2.9)	—	—	—	(2.9)
Debt financing fees	—	—	(12.8)	—	(12.8)
Net cash provided by (used in) financing activities	53.0	(57.2)	247.4	—	243.2
Effect of exchange rate changes on cash and cash equivalents	—	—	5.6	—	5.6
Net (decrease) increase in cash and cash equivalents	(90.4)	(42.5)	207.5	—	74.6
Cash and cash equivalents at beginning of period	105.9	49.7	477.1	—	632.7
Cash and cash equivalents at end of period	$15.5	$7.2	$684.6	$—	$707.3

Condensed Consolidating Statement of Cash Flows
For the Year Ended December 31, 2009
(In millions)

	MEMC, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$(111.5)	$146.4	$53.4	$(55.3)	$33.0
Cash flows from investing activities:
Capital expenditures	(7.0)	(30.3)	(188.1)	—	(225.4)
Construction of solar energy systems	—	—	(74.2)	46.2	(28.0)
Proceeds from sale and maturities of investments	—	—	272.5	—	272.5
Purchases of cost and equity method investments	(104.6)	(5.0)	(12.1)	—	(121.7)
Purchase of investments	—	—	(10.9)	—	(10.9)
Change in restricted cash	(10.6)	—	12.8	—	2.2
Cash payments for acquisition, net of cash acquired	(189.3)	(0.6)	1.4	—	(188.5)
Equity infusions or investments in subsidiaries	49.1	5.0	(54.1)	—	—
Other	1.5	—	(10.6)	9.1	—
Net cash provided by (used in) investing activities	(260.9)	(30.9)	(63.3)	55.3	(299.8)

Cash flows from financing activities:
Proceeds from solar energy system financing and capital lease obligations	—	—	78.1	—	78.1
Repayments of solar energy system financing and capital lease obligations	—	—	(15.6)	—	(15.6)
Net repayments of customer deposits related to long-term supply agreements	—	—	(90.4)	—	(90.4)
Collections on (repayment of) intercompany debt	32.4	(32.4)	—	—	—
Principal payments on long-term debt	—	(32.5)	(13.5)	—	(46.0)
Excess tax benefits from share-based compensation arrangements	0.3	—	—	—	0.3
Common stock repurchases	(15.9)	—	—	—	(15.9)
Proceeds from issuance of common stock	0.7	—	—	—	0.7
Debt financing fees	(2.9)	—	—	—	(2.9)
Net cash provided by (used in) financing activities	14.6	(64.9)	(41.4)	—	(91.7)
Effect of exchange rate changes on cash and cash equivalents	(0.3)	0.3	2.9	—	2.9
Net (decrease) increase in cash and cash equivalents	(358.1)	50.9	(48.4)	—	(355.6)
Cash and cash equivalents at beginning of period	464.0	(1.2)	525.5	—	988.3
Cash and cash equivalents at end of period	$105.9	$49.7	$477.1	$—	$632.7